UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for Wells Fargo Income Opportunities Fund.

Date of reporting period: January 31, 2017

ITEM 1.	INVESTMENTS

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name			Shares	Value
Common Stocks : 1.52%
Energy : 0.13%
Oil, Gas & Consumable Fuels : 0.13%
Swift Energy Company †(i)			27,009	$837,279

Materials : 0.00%
Chemicals : 0.00%
LyondellBasell Industries NV Class A			7	653

Utilities : 1.39%
Electric Utilities : 1.39%
Vistra Energy Corporation			559,650	9,071,927

Total Common Stocks (Cost $40,553,578)				9,909,859

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 112.20%
Consumer Discretionary : 22.09%
Auto Components : 2.04%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$7,375,000	7,430,313
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	4,270,000	4,675,650
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	400,000	450,040
Goodyear Tire & Rubber Company	7.00	5-15-2022	700,000	732,690
				13,288,693

Distributors : 0.26%
LKQ Corporation	4.75	5-15-2023	1,675,000	1,677,513

Diversified Consumer Services : 1.62%
Service Corporation International	7.50	4-1-2027	7,078,000	8,322,525
Service Corporation International	7.63	10-1-2018	1,100,000	1,188,000
Service Corporation International	8.00	11-15-2021	885,000	1,033,238
				10,543,763

Hotels, Restaurants & Leisure : 3.87%
Brinker International Incorporated 144A	5.00	10-1-2024	1,525,000	1,483,063
CCM Merger Incorporated 144A	9.13	5-1-2019	8,625,000	8,928,428
Greektown Holdings LLC 144A	8.88	3-15-2019	12,975,000	13,591,313
Hilton Worldwide Finance LLC	5.63	10-15-2021	320,000	329,544
Speedway Motorsports Incorporated	5.13	2-1-2023	825,000	831,287
				25,163,635

Household Durables : 0.01%
American Greetings Corporation	7.38	12-1-2021	50,000	51,813

Leisure Products : 0.20%
Vista Outdoor Incorporated	5.88	10-1-2023	1,250,000	1,301,563

Media : 10.67%
Altice US Finance I Corporation 144A	5.38	7-15-2023	2,270,000	2,363,638
Altice US Finance I Corporation 144A	5.50	5-15-2026	2,200,000	2,255,000
AMC Entertainment Holdings Incorporated 144A	5.88	11-15-2026	1,525,000	1,555,500
Cablevision Systems Corporation	8.63	9-15-2017	2,975,000	3,084,718
CBS Radio Incorporated 144A	7.25	11-1-2024	80,000	83,350
CCO Holdings LLC	5.13	2-15-2023	1,425,000	1,478,438
CCO Holdings LLC 144A	5.13	5-1-2023	2,965,000	3,076,188
CCO Holdings LLC	5.25	9-30-2022	2,048,000	2,120,131
CCO Holdings LLC 144A	5.38	5-1-2025	7,195,000	7,491,794

1

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
CCO Holdings LLC 144A	5.50%	5-1-2026	$325,000	$340,438
CCO Holdings LLC 144A	5.75	2-15-2026	5,675,000	6,013,729
CCO Holdings LLC 144A	5.88	4-1-2024	2,350,000	2,513,772
CCO Holdings LLC	6.63	1-31-2022	1,228,000	1,270,980
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	3,625,000	4,010,156
Cinemark USA Incorporated	4.88	6-1-2023	600,000	604,440
CSC Holdings LLC	7.88	2-15-2018	1,525,000	1,608,875
CSC Holdings LLC	8.63	2-15-2019	635,000	704,850
EMI Music Publishing 144A	7.63	6-15-2024	950,000	1,037,875
Gray Television Incorporated 144A	5.13	10-15-2024	2,400,000	2,358,000
Gray Television Incorporated 144A	5.88	7-15-2026	6,650,000	6,608,438
Lamar Media Corporation	5.88	2-1-2022	1,785,000	1,840,781
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	2,300,000	2,300,000
National CineMedia LLC	5.75	8-15-2026	1,600,000	1,628,000
National CineMedia LLC	6.00	4-15-2022	3,400,000	3,510,500
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	1,375,000	1,373,281
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	2,815,000	2,919,155
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	3,510,000	3,640,221
Outfront Media Capital Corporation	5.25	2-15-2022	320,000	331,200
Outfront Media Capital Corporation	5.63	2-15-2024	35,000	36,531
Outfront Media Capital Corporation	5.88	3-15-2025	1,275,000	1,332,375
				69,492,354

Specialty Retail : 3.22%
Asbury Automotive Group Incorporated	6.00	12-15-2024	6,300,000	6,441,750
Century Intermediate Holding Company (PIK at 10.50%) 144A¥	9.75	2-15-2019	465,000	471,394
Group 1 Automotive Incorporated	5.00	6-1-2022	1,972,000	1,996,650
Penske Auto Group Incorporated	5.38	12-1-2024	5,273,000	5,299,365
Penske Auto Group Incorporated	5.75	10-1-2022	2,100,000	2,163,000
Sonic Automotive Incorporated	5.00	5-15-2023	2,050,000	1,978,250
Sonic Automotive Incorporated	7.00	7-15-2022	2,510,000	2,622,950
				20,973,359

Textiles, Apparel & Luxury Goods : 0.20%
Wolverine World Wide Company 144A	5.00	9-1-2026	1,400,000	1,330,000

Consumer Staples : 2.27%
Beverages : 0.34%
Cott Beverages Incorporated	5.38	7-1-2022	850,000	870,400
Cott Beverages Incorporated	6.75	1-1-2020	1,295,000	1,342,268
				2,212,668

Food Products : 1.86%
B&G Foods Incorporated	4.63	6-1-2021	670,000	685,075
Darling Ingredients Incorporated	5.38	1-15-2022	295,000	306,284
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	75,000	75,188
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	75,000	75,094
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,860,000	1,872,797
Pinnacle Foods Incorporated 144A	5.63	5-1-2024	700,000	710,101
Pinnacle Foods Incorporated	5.88	1-15-2024	100,000	105,731
Post Holdings Incorporated 144A	5.00	8-15-2026	1,350,000	1,305,275
Post Holdings Incorporated 144A	8.00	7-15-2025	2,000,000	2,250,000
Prestige Brands Incorporated 144A	6.38	3-1-2024	210,000	218,925
Simmons Foods Incorporated 144A	7.88	10-1-2021	3,625,000	3,797,188
US Foods Incorporated 144A	5.88	6-15-2024	670,000	700,150
				12,101,808

Household Products : 0.07%
Central Garden & Pet Company	6.13	11-15-2023	405,000	433,350

2

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 28.72%
Energy Equipment & Services : 9.20%
Bristow Group Incorporated	6.25%	10-15-2022	$8,450,000	$7,552,188
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	810,000	847,463
Era Group Incorporated	7.75	12-15-2022	3,895,000	3,661,300
Hilcorp Energy Company 144A	5.00	12-1-2024	3,100,000	3,053,500
Hilcorp Energy Company 144A	5.75	10-1-2025	3,240,000	3,268,350
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	4,525,000	3,235,375
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	6,700,000	4,673,250
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	4,562,000	3,398,690
NGPL PipeCo LLC 144A	7.12	12-15-2017	3,990,000	4,109,700
NGPL PipeCo LLC 144A	7.77	12-15-2037	14,900,000	16,464,500
NGPL PipeCo LLC 144A	9.63	6-1-2019	715,000	747,175
PHI Incorporated	5.25	3-15-2019	9,275,000	8,927,188
				59,938,679

Oil, Gas & Consumable Fuels : 19.52%
Archrock Partners LP	6.00	10-1-2022	1,650,000	1,617,000
Continental Resources Incorporated	3.80	6-1-2024	1,025,000	957,094
Crestwood Midstream Partners LP	6.13	3-1-2022	350,000	361,375
Crestwood Midstream Partners LP	6.25	4-1-2023	2,625,000	2,710,313
Denbury Resources Incorporated	4.63	7-15-2023	8,775,000	7,009,031
Denbury Resources Incorporated	5.50	5-1-2022	75,000	64,313
Denbury Resources Incorporated	6.38	8-15-2021	3,380,000	3,092,700
Enable Midstream Partner LP	2.40	5-15-2019	5,475,000	5,419,226
Enable Midstream Partner LP	3.90	5-15-2024	3,150,000	3,033,482
Enable Midstream Partner LP	5.00	5-15-2044	600,000	544,327
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	1,100,000	1,171,191
EnLink Midstream LLC	4.15	6-1-2025	5,000,000	4,913,105
EnLink Midstream LLC	4.40	4-1-2024	5,400,000	5,417,474
Exterran Partners LP	6.00	4-1-2021	6,100,000	6,039,000
Gulfport Energy Corporation 144A	6.00	10-15-2024	1,625,000	1,655,469
Gulfport Energy Corporation 144A	6.38	5-15-2025	1,325,000	1,358,125
Gulfport Energy Corporation	6.63	5-1-2023	3,825,000	3,997,125
Kinder Morgan Incorporated	6.50	9-15-2020	1,155,000	1,294,184
Kinder Morgan Incorporated (i)	7.42	2-15-2037	1,820,000	2,040,759
Matador Resources Company 144A	6.88	4-15-2023	700,000	738,500
Murphy Oil Corporation	4.70	12-1-2022	2,900,000	2,847,438
Murphy Oil Corporation	6.88	8-15-2024	1,425,000	1,528,313
Nabors Industries Incorporated 144A	5.50	1-15-2023	625,000	653,125
Overseas Shipholding Group Incorporated	8.13	3-30-2018	3,975,000	4,104,188
PDC Energy Incorporated 144A	6.13	9-15-2024	950,000	992,750
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	7,320,000	7,759,200
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	6,175,000	6,330,610
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	2,775,000	2,969,250
Rose Rock Midstream LP	5.63	7-15-2022	2,450,000	2,437,750
Rose Rock Midstream LP	5.63	11-15-2023	1,375,000	1,359,531
Sabine Oil & Gas Corporation (i)(s)	7.25	6-15-2019	850,000	8,415
Sabine Oil & Gas Corporation (i)(s)	7.50	9-15-2020	5,733,000	56,757
Sabine Pass Liquefaction LLC	5.63	2-1-2021	2,275,000	2,462,688
Sabine Pass Liquefaction LLC	5.63	4-15-2023	2,820,000	3,059,700
Sabine Pass Liquefaction LLC	5.63	3-1-2025	740,000	803,825
Sabine Pass Liquefaction LLC	5.75	5-15-2024	2,300,000	2,504,125
Sabine Pass Liquefaction LLC 144A	5.88	6-30-2026	4,500,000	5,000,625
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,415,000	3,807,725
SemGroup Corporation	7.50	6-15-2021	7,075,000	7,358,000
Southern Star Central Corporation 144A	5.13	7-15-2022	80,000	81,600
Southwestern Energy Company	4.10	3-15-2022	815,000	755,913
Southwestern Energy Company	6.70	1-23-2025	2,750,000	2,763,750
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	10,800,000	10,962,000
Tesoro Logistics LP	5.25	1-15-2025	1,150,000	1,198,875
Tesoro Logistics LP	6.13	10-15-2021	350,000	366,188
Tesoro Logistics LP	6.38	5-1-2024	725,000	787,531
Western Gas Partners LP	4.00	7-1-2022	300,000	308,264

3

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners LP	5.38%	6-1-2021	$375,000	$405,899
				127,107,828

Financials : 8.66%
Banks : 1.01%
CIT Group Incorporated	5.25	3-15-2018	160,000	165,360
CIT Group Incorporated 144A	5.50	2-15-2019	2,225,000	2,340,878
CIT Group Incorporated 144A	6.63	4-1-2018	3,880,000	4,075,940
				6,582,178

Capital Markets : 0.57%
Jefferies Finance LLC 144A	6.88	4-15-2022	2,640,000	2,560,800
Neuberger Berman Group LLC 144A	5.88	3-15-2022	1,125,000	1,161,567
				3,722,367

Consumer Finance : 4.43%
Ally Financial Incorporated	7.50	9-15-2020	300,000	340,266
Ally Financial Incorporated	8.00	12-31-2018	1,300,000	1,420,250
Ally Financial Incorporated	8.00	3-15-2020	3,016,000	3,429,765
Navient Corporation	8.00	3-25-2020	2,725,000	2,925,969
Navient Corporation	8.45	6-15-2018	3,110,000	3,310,906
OneMain Financial Group LLC 144A	7.25	12-15-2021	4,150,000	4,238,149
Springleaf Finance Corporation	6.00	6-1-2020	2,100,000	2,100,000
Springleaf Finance Corporation	6.50	9-15-2017	550,000	561,000
Springleaf Finance Corporation	6.90	12-15-2017	6,950,000	7,158,500
Springleaf Finance Corporation	7.75	10-1-2021	1,275,000	1,329,188
Springleaf Finance Corporation	8.25	12-15-2020	75,000	80,531
Springleaf Finance Corporation	8.25	10-1-2023	1,892,000	1,967,680
				28,862,204

Diversified Financial Services : 1.01%
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	2,815,000	2,470,163
NewStar Financial Incorporated	7.25	5-1-2020	4,075,000	4,105,563
				6,575,726

Insurance : 1.64%
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	3,405,000	3,422,025
Hub International Limited 144A	7.88	10-1-2021	6,900,000	7,227,750
				10,649,775

Health Care : 10.42%
Health Care Equipment & Supplies : 1.56%
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	325,000	337,188
Hologic Incorporated 144A	5.25	7-15-2022	1,500,000	1,563,750
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	3,750,000	4,050,000
Surgery Center Holdings Company 144A	8.88	4-15-2021	3,900,000	4,221,750
				10,172,688

Health Care Providers & Services : 7.01%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	310,000	322,013
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	2,215,000	2,163,767
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	2,925,000	3,038,344
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,000,000	1,067,500
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	700,000	714,000
HCA Incorporated	5.88	3-15-2022	750,000	814,688
HCA Incorporated	6.50	2-15-2020	6,525,000	7,128,563
HealthSouth Corporation	5.75	9-15-2025	1,725,000	1,729,313
Mednax Incorporated 144A	5.25	12-1-2023	775,000	800,188

4

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
MPH Acquisition Holdings LLC 144A	7.13%	6-1-2024	$3,060,000	$3,247,425
MPT Operating Partnership LP	5.25	8-1-2026	2,050,000	2,014,125
MPT Operating Partnership LP	6.38	2-15-2022	2,025,000	2,095,875
MPT Operating Partnership LP	6.38	3-1-2024	170,000	179,563
Select Medical Corporation	6.38	6-1-2021	6,730,000	6,662,700
TeamHealth Incorporated 144A%%	6.38	2-1-2025	775,000	757,563
TeamHealth Incorporated 144A	7.25	12-15-2023	2,145,000	2,456,025
Tenet Healthcare Corporation	6.00	10-1-2020	2,600,000	2,743,000
Tenet Healthcare Corporation 144A	7.50	1-1-2022	725,000	777,563
Vizient Incorporated 144A	10.38	3-1-2024	6,110,000	6,950,125
				45,662,340

Health Care Technology : 1.51%
Change Healthcare Holdings Incorporated 144A	6.00	2-15-2021	1,691,000	1,788,233
Change Healthcare Holdings Incorporated	11.00	12-31-2019	7,415,000	7,637,450
QuintilesIMS Holdings Incorporated 144A	5.00	10-15-2026	375,000	377,498
				9,803,181

Pharmaceuticals : 0.34%
Endo Finance LLC 144A	5.38	1-15-2023	1,275,000	1,067,813
Endo Finance LLC 144A	5.75	1-15-2022	1,180,000	1,028,075
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	100,000	84,012
				2,179,900

Industrials : 4.72%
Airlines : 0.39%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,515,763

Commercial Services & Supplies : 2.84%
Acco Brands Corporation 144A	5.25	12-15-2024	725,000	729,604
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	3,975,000	4,044,563
Aramark Services Incorporated 144A	5.13	1-15-2024	1,045,000	1,092,025
Aramark Services Incorporated	5.13	1-15-2024	200,000	209,000
Covanta Holding Corporation	5.88	3-1-2024	5,393,000	5,366,035
Covanta Holding Corporation	6.38	10-1-2022	3,205,000	3,305,156
Covanta Holding Corporation	7.25	12-1-2020	2,150,000	2,213,425
The ServiceMaster Company LLC 144A	5.13	11-15-2024	1,525,000	1,544,063
				18,503,871

Construction & Engineering : 0.77%
AECOM	5.75	10-15-2022	355,000	374,081
AECOM	5.88	10-15-2024	4,280,000	4,611,700
				4,985,781

Professional Services : 0.07%
Ascent Capital Group Incorporated	4.00	7-15-2020	600,000	456,000

Trading Companies & Distributors : 0.65%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	3,025,000	3,164,906
International Lease Finance Corporation 144A	7.13	9-1-2018	1,015,000	1,091,836
				4,256,742

Information Technology : 10.40%
Communications Equipment : 0.33%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	2,000,000	2,131,250

Electronic Equipment, Instruments & Components : 2.70%
Jabil Circuit Incorporated	8.25	3-15-2018	13,532,000	14,421,864

5

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corporation	7.25%	10-15-2022	$2,910,000	$3,135,525
				17,557,389

Internet Software & Services : 0.78%
Infor Software Parent LLC	6.50	5-15-2022	875,000	897,969
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	1,260,000	1,294,650
Zayo Group LLC 144A	5.75	1-15-2027	150,000	153,375
Zayo Group LLC	6.00	4-1-2023	250,000	260,938
Zayo Group LLC	6.38	5-15-2025	2,375,000	2,507,109
				5,114,041

IT Services : 0.93%
First Data Corporation 144A	5.00	1-15-2024	1,350,000	1,363,500
First Data Corporation 144A	5.38	8-15-2023	525,000	540,750
First Data Corporation 144A	5.75	1-15-2024	2,070,000	2,132,100
First Data Corporation 144A	6.75	11-1-2020	396,000	409,365
First Data Corporation 144A	7.00	12-1-2023	1,525,000	1,616,500
				6,062,215

Semiconductors & Semiconductor Equipment : 1.17%
Micron Technology Incorporated 144A	5.25	8-1-2023	600,000	601,500
Micron Technology Incorporated 144A	5.25	1-15-2024	1,325,000	1,330,300
Micron Technology Incorporated	5.50	2-1-2025	2,850,000	2,864,250
Micron Technology Incorporated 144A	5.63	1-15-2026	1,379,000	1,381,069
Micron Technology Incorporated	5.88	2-15-2022	1,410,000	1,465,512
				7,642,631

Software : 0.55%
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	2,975,000	2,885,750
SS&C Technologies Incorporated	5.88	7-15-2023	700,000	728,000
				3,613,750

Technology Hardware, Storage & Peripherals : 3.94%
Diamond 1 Finance Corporation 144A	5.88	6-15-2021	4,650,000	4,904,904
Diamond 1 Finance Corporation 144A	7.13	6-15-2024	8,825,000	9,662,113
NCR Corporation	5.88	12-15-2021	380,000	397,575
NCR Corporation	6.38	12-15-2023	10,038,000	10,665,375
				25,629,967

Materials : 2.96%
Chemicals : 0.18%
Celanese U.S. Holdings LLC	5.88	6-15-2021	440,000	488,190
Valvoline Incorporated 144A	5.50	7-15-2024	625,000	656,250
				1,144,440

Containers & Packaging : 2.78%
Ball Corporation	5.25	7-1-2025	305,000	320,342
Berry Plastics Corporation	5.13	7-15-2023	700,000	716,240
Berry Plastics Corporation	6.00	10-15-2022	350,000	370,563
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	2,910,000	3,288,300
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	1,225,000	1,247,969
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	1,300,000	1,368,250
Owens-Illinois Incorporated 144A	5.38	1-15-2025	925,000	929,625
Owens-Illinois Incorporated 144A	6.38	8-15-2025	5,380,000	5,722,975
Owens-Illinois Incorporated	7.80	5-15-2018	837,000	889,313
Sealed Air Corporation 144A	5.13	12-1-2024	1,775,000	1,837,125
Silgan Holdings Incorporated	5.00	4-1-2020	1,400,000	1,419,250
				18,109,952

6

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining : 0.00%
Indalex Holdings Corporation (a)(i)(s)	11.50%	2-1-2020	$5,985,000	$0

Real Estate : 9.21%
Equity REITs : 8.15%
CoreCivic Incorporated	5.00	10-15-2022	2,175,000	2,188,594
Crown Castle International Corporation	4.88	4-15-2022	760,000	817,068
Crown Castle International Corporation	5.25	1-15-2023	4,385,000	4,763,426
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	4,875,000	5,070,000
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	7,670,000	8,015,150
Equinix Incorporated	5.75	1-1-2025	1,075,000	1,134,125
Equinix Incorporated	5.88	1-15-2026	2,200,000	2,334,420
ESH Hospitality Incorporated 144A	5.25	5-1-2025	6,425,000	6,447,488
Iron Mountain Incorporated 144A	4.38	6-1-2021	2,500,000	2,575,000
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,175,000	2,093,438
Iron Mountain Incorporated 144A	6.00	10-1-2020	600,000	628,500
Iron Mountain Incorporated	6.00	8-15-2023	5,185,000	5,496,100
Sabra Health Care Incorporated	5.38	6-1-2023	2,100,000	2,100,000
Sabra Health Care Incorporated	5.50	2-1-2021	2,285,000	2,364,975
The Geo Group Incorporated	5.13	4-1-2023	1,305,000	1,282,163
The Geo Group Incorporated	5.88	1-15-2022	2,595,000	2,656,631
The Geo Group Incorporated	5.88	10-15-2024	2,200,000	2,219,250
The Geo Group Incorporated	6.00	4-15-2026	860,000	866,450
				53,052,778

Real Estate Management & Development : 1.06%
Onex Corporation 144A	7.75	1-15-2021	6,800,000	6,944,500

Telecommunication Services : 8.70%
Diversified Telecommunication Services : 3.27%
Citizens Communications Company	7.88	1-15-2027	830,000	699,275
Frontier Communications Corporation	8.13	10-1-2018	1,980,000	2,137,172
Frontier Communications Corporation	8.25	4-15-2017	2,380,000	2,409,750
Frontier Communications Corporation	8.50	4-15-2020	1,000,000	1,065,600
GCI Incorporated	6.75	6-1-2021	2,625,000	2,703,750
GCI Incorporated	6.88	4-15-2025	1,125,000	1,170,000
Level 3 Financing Incorporated	5.13	5-1-2023	1,595,000	1,606,963
Level 3 Financing Incorporated 144A	5.25	3-15-2026	1,050,000	1,046,063
Level 3 Financing Incorporated	5.38	8-15-2022	2,545,000	2,627,713
Level 3 Financing Incorporated	5.38	1-15-2024	1,125,000	1,139,423
Level 3 Financing Incorporated	5.38	5-1-2025	1,595,000	1,627,905
Level 3 Financing Incorporated	5.63	2-1-2023	1,275,000	1,303,688
Level 3 Financing Incorporated	6.13	1-15-2021	1,690,000	1,747,038
				21,284,340

Wireless Telecommunication Services : 5.43%
MetroPCS Wireless Incorporated	6.63	11-15-2020	5,910,000	6,057,750
SBA Communications Corporation	4.88	7-15-2022	1,485,000	1,505,419
SBA Communications Corporation 144A	4.88	9-1-2024	1,025,000	1,000,503
Sprint Capital Corporation	6.88	11-15-2028	8,600,000	8,858,000
Sprint Capital Corporation	8.75	3-15-2032	1,830,000	2,099,925
Sprint Communications Incorporated	7.00	8-15-2020	380,000	406,600
T-Mobile USA Incorporated	6.00	3-1-2023	500,000	528,750
T-Mobile USA Incorporated	6.00	4-15-2024	275,000	293,563
T-Mobile USA Incorporated	6.13	1-15-2022	140,000	148,050
T-Mobile USA Incorporated	6.25	4-1-2021	290,000	300,498
T-Mobile USA Incorporated	6.38	3-1-2025	2,800,000	3,027,500
T-Mobile USA Incorporated	6.46	4-28-2019	265,000	269,108
T-Mobile USA Incorporated	6.50	1-15-2024	140,000	150,864
T-Mobile USA Incorporated	6.54	4-28-2020	275,000	282,906
T-Mobile USA Incorporated	6.63	4-1-2023	1,050,000	1,115,835
T-Mobile USA Incorporated	6.63	4-28-2021	1,525,000	1,589,813
T-Mobile USA Incorporated	6.73	4-28-2022	5,645,000	5,870,800

7

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
T-Mobile USA Incorporated	6.84%	4-28-2023	$1,765,000	$1,884,138
				35,390,022

Utilities : 4.05%
Electric Utilities : 0.01%
Energy Future Intermediate Holding Company LLC (s)	10.00	12-1-2020	150,000	35,625

Independent Power & Renewable Electricity Producers : 4.04%
Calpine Corporation 144A	5.88	1-15-2024	455,000	476,613
Calpine Corporation 144A	6.00	1-15-2022	865,000	902,844
Calpine Corporation 144A	7.88	1-15-2023	685,000	714,113
NSG Holdings LLC 144A	7.75	12-15-2025	5,536,451	5,993,208
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	5,650,000	5,763,000
TerraForm Power Operating LLC 144A	6.38	2-1-2023	9,065,000	9,314,288
TerraForm Power Operating LLC 144A	6.63	6-15-2025	3,050,000	3,172,000
				26,336,066

Total Corporate Bonds and Notes (Cost $706,946,824)				730,594,508

Loans : 3.56%
Consumer Discretionary : 2.44%
Auto Components : 0.11%
Federal-Mogul Holdings Corporation ±	4.00	4-15-2018	721,301	718,481

Hotels, Restaurants & Leisure : 1.04%
CCM Merger Incorporated ±	4.03	8-8-2021	594,929	599,391
Montreign Operating Company ±<	9.31	12-7-2022	6,125,000	6,181,166
				6,780,557

Internet & Direct Marketing Retail : 1.29%
Ancestry.com Incorporated ±	5.25	10-19-2023	4,950,000	5,002,619
Ancestry.com Incorporated ±	9.25	10-19-2024	3,300,000	3,378,375
				8,380,994

Energy : 0.25%
Energy Equipment & Services : 0.13%
Hummel Station LLC ±	7.00	10-27-2022	893,917	858,160

Oil, Gas & Consumable Fuels : 0.12%
Chesapeake Energy Corporation ±	8.50	8-23-2021	725,000	792,664

Financials : 0.15%
Capital Markets : 0.15%
American Beacon Advisors Incorporated ±	9.79	3-3-2023	1,010,000	989,800

Health Care : 0.04%
Health Care Providers & Services : 0.04%
Press Ganey Holdings Incorporated ±	8.25	10-21-2024	250,000	254,063

Industrials : 0.44%
Commercial Services & Supplies : 0.44%
Advantage Sales & Marketing LLC ±	7.50	7-25-2022	2,025,000	1,964,250
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	569,979	572,475
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	99,820	100,257
WASH Multifamily Laundry Systems LLC ±	8.00	5-12-2023	29,808	29,510

8

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
WASH Multifamily Laundry Systems LLC ±(i)	8.00%	5-14-2023	$170,192	$168,490
				2,834,982

Information Technology : 0.10%
Technology Hardware, Storage & Peripherals : 0.10%
Peak 10 Incorporated ±(i)	8.28	6-17-2022	700,239	658,225

Utilities : 0.14%
Electric Utilities : 0.14%
Texas Competitive Electric Holdings Company LLC ±	4.02	12-14-2023	925,000	934,250

Total Loans (Cost $22,822,312)				23,202,176

Yankee Corporate Bonds and Notes : 11.24%
Energy : 2.86%
Energy Equipment & Services : 0.61%
Ensco plc	5.75	10-1-2044	4,800,000	3,852,000
Trinidad Drilling Limited 144A%%	6.63	2-15-2025	100,000	102,250
				3,954,250

Oil, Gas & Consumable Fuels : 2.25%
Baytex Energy Corporation 144A	5.13	6-1-2021	3,600,000	3,330,000
Baytex Energy Corporation 144A	5.63	6-1-2024	2,075,000	1,909,000
Griffin Coal Mining Company Limited 144A(a)(i)(s)	9.50	12-1-2016	2,119,383	8,478
Griffin Coal Mining Company Limited (a)(i)(s)	9.50	12-1-2016	290,088	1,160
Teekay Corporation	8.50	1-15-2020	9,583,000	9,439,255
				14,687,893

Financials : 0.27%
Banks : 0.27%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	1,050,000	1,043,438
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	700,000	726,250
Preferred Term Securities XII Limited (a)(i)(s)	0.00	12-24-2033	1,540,000	0
				1,769,688

Health Care : 2.63%
Pharmaceuticals : 2.63%
Mallinckrodt plc 144A	5.50	4-15-2025	970,000	835,413
Mallinckrodt plc 144A	5.63	10-15-2023	445,000	394,381
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	1,178,000	930,620
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	3,600,000	2,740,500
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	10,925,000	8,180,094
Valeant Pharmaceuticals International Incorporated 144A	6.38	10-15-2020	2,375,000	2,087,031
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2021	700,000	590,625
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	1,541,000	1,338,744
				17,097,408

Industrials : 2.16%
Building Products : 0.05%
Allegion plc	5.88	9-15-2023	340,000	362,100

9

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Income Opportunities Fund

Security name		Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies : 2.05%
GFL Environmental Incorporated 144A		7.88%	4-1-2020	$5,150,000	$5,362,438
GFL Environmental Incorporated 144A		9.88	2-1-2021	850,000	924,375
Ritchie Brothers Auctioneers Incorporated 144A		5.38	1-15-2025	6,925,000	7,054,844
					13,341,657

Machinery : 0.06%
Sensata Technologies BV 144A		5.00	10-1-2025	385,000	386,686

Materials : 0.78%
Containers & Packaging : 0.50%
Ardagh Packaging Finance plc 144A		6.00	2-15-2025	1,975,000	1,987,344
Ardagh Packaging Finance plc 144A		7.25	5-15-2024	1,175,000	1,258,719
					3,246,063

Metals & Mining : 0.28%
ArcelorMittal SA		6.13	6-1-2025	450,000	494,721
Hudbay Minerals Incorporated 144A		7.25	1-15-2023	470,000	497,025
Hudbay Minerals Incorporated 144A		7.63	1-15-2025	470,000	502,900
Novelis Corporation 144A		6.25	8-15-2024	325,000	343,281
					1,837,927

Telecommunication Services : 2.54%
Diversified Telecommunication Services : 2.54%
Intelsat Jackson Holdings SA		5.50	8-1-2023	11,740,000	8,218,000
Intelsat Jackson Holdings SA		7.25	4-1-2019	4,000,000	3,437,500
Intelsat Luxembourg SA		7.75	6-1-2021	2,600,000	903,500
Intelsat Luxembourg SA		8.13	6-1-2023	10,050,000	3,341,625
Virgin Media Finance plc 144A		6.38	4-15-2023	605,000	635,250
					16,535,875

Total Yankee Corporate Bonds and Notes (Cost $87,702,446)					73,219,547

		Yield		Shares
Short-Term Investments : 5.69%
Investment Companies : 5.69%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.46		37,066,126	37,066,126

Total Short-Term Investments (Cost $37,066,126)					37,066,126

Total investments in securities (Cost $895,091,286)*	134.21%				873,992,216
Other assets and liabilities, net	(34.21)				(222,803,539)

Total net assets	100.00%				$651,188,677

†	Non-income-earning security
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
%%	The security is issued on a when-issued basis.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment.

10

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2017 (unaudited)

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and/or unfunded loans.
*	Cost for federal income tax purposes is $903,028,582 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,427,978
Gross unrealized losses	(66,464,344)

Net unrealized losses	$(29,036,366)

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

11

Wells Fargo Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Energy	$837,279	$0	$0	$837,279
Materials	653	$0	0	653
Utilities	9,071,927	$0	0	9,071,927
Corporate bonds and notes	0	730,594,508	0	730,594,508
Loans	0	19,884,093	3,318,083	23,202,176
Yankee corporate bonds and notes	0	73,209,909	9,638	73,219,547
Short-term investments
Investment companies	37,066,126	0	0	37,066,126

Total assets	$46,975,985	$823,688,510	$3,327,721	$873,992,216

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1. There were no material transfers between Level 2 and Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Income Opportunities Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Income Opportunities Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Income Opportunities Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	March 24, 2017

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	March 24, 2017